Capital and Reserves - Treasury Stock (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)			36,324,556	36,231,146	39,677,940
Beginning balance			$ 114,097
Ending balance (in shares)		36,231,146	36,539,861	36,324,556	36,231,146
Ending balance			$ 110,174	$ 114,097
Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)			5,655,281	5,748,691	2,301,897
Beginning balance			$ 114,097	$ 115,799	$ 57,999
Repurchase of common stock (in shares)					3,558,093
Repurchase of common stock					$ 60,079
Restricted stock issued - directors (in shares)			(63,000)	(57,000)	(63,000)
Restricted stock issued - directors			$ (1,148)	$ (1,039)	$ (1,391)
Restricted stock units - vested (in shares)			(152,305)	(36,410)	(48,299)
Restricted stock units - vested			$ (2,775)	$ (663)	$ (888)
Ending balance (in shares)		5,748,691	5,439,976	5,655,281	5,748,691
Ending balance		$ 115,799	$ 110,174	$ 114,097	$ 115,799
“Class A” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)			318,140	318,140	318,140
Beginning balance			$ 10,708	$ 10,708	$ 10,708
Repurchase of common stock (in shares)					0
Repurchase of common stock					$ 0
Restricted stock issued - directors (in shares)			0	0	0
Restricted stock issued - directors			$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)			0	0	0
Restricted stock units - vested			$ 0	$ 0	$ 0
Ending balance (in shares)		318,140	318,140	318,140	318,140
Ending balance		$ 10,708	$ 10,708	$ 10,708	$ 10,708
“Class B” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)			689,367	689,367	689,367
Beginning balance			$ 18,711	$ 18,711	$ 18,711
Repurchase of common stock (in shares)					0
Repurchase of common stock					$ 0
Restricted stock issued - directors (in shares)			0	0	0
Restricted stock issued - directors			$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)			0	0	0
Restricted stock units - vested			$ 0	$ 0	$ 0
Ending balance (in shares)		689,367	689,367	689,367	689,367
Ending balance		$ 18,711	$ 18,711	$ 18,711	$ 18,711
“Class E” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)			4,647,774	4,741,184	1,294,390
Beginning balance			$ 84,678	$ 86,380	$ 28,580
Repurchase of common stock (in shares)		3,558,093			3,558,093
Repurchase of common stock	$ 60,000				$ 60,079
Restricted stock issued - directors (in shares)			(63,000)	(57,000)	(63,000)
Restricted stock issued - directors			$ (1,148)	$ (1,039)	$ (1,391)
Restricted stock units - vested (in shares)			(152,305)	(36,410)	(48,299)
Restricted stock units - vested			$ (2,775)	$ (663)	$ (888)
Ending balance (in shares)		4,741,184	4,432,469	4,647,774	4,741,184
Ending balance		$ 86,380	$ 80,755	$ 84,678	$ 86,380